SCHEDULE OF LONG TERM INVESTMENT, NET (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Investments, All Other Investments [Abstract]
Long term investments, beginning balance	$ 20,656,752	$ 1,513,600	$ 1,513,600
Additions			19,000,000
Foreign currency translation adjustments	482,301		143,152
Impairment	1,123,200
Long term investments, ending balance	$ 20,015,853		$ 20,656,752